Guarantee liabilities - Movement of contingent guarantee liabilities (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Guarantee liabilities
Contingent guarantee liabilities at beginning of the year	¥ 61,906,509		¥ 0
Net payout				¥ 16,011,850
Released on expiration				(2,011,850)
Reversal of provision for contingent liability				(14,000,000)
Contingent guarantee liabilities at end of the year	187,640,702	$ 25,706,671	61,906,509	0
Undiscounted future payment of principal	2,572,977,752		667,733,409		$ 352,496,507
Xiaoying Credit Loan
Guarantee liabilities
Contingent guarantee liabilities at beginning of the year	61,906,509	8,481,157	0
Net payout	(116,003,939)	(15,892,474)	(5,613,471)	2,011,850
Released on expiration				(2,011,850)
Reversal of provision for contingent liability	241,738,132	(33,117,988)	67,519,980
Contingent guarantee liabilities at end of the year	¥ 187,640,702	$ 25,706,671	¥ 61,906,509	0
Internet Channel
Guarantee liabilities
Net payout				14,000,000
Reversal of provision for contingent liability				¥ (14,000,000)